John Hancock Funds

200 Berkeley Street

Boston, MA 02116

October 2, 2019

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Strategic Series (the “Registrant”), on behalf of: John Hancock Income Fund (the “Fund”) File Nos. 033-05186; 811-04651

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the form of Prospectus and Statement of Additional Information for the Fund, each dated October 1, 2019, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 72 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on September 26, 2019 via EDGAR.

If you have any questions or comments, please call me at 617-663-4311.

/s/ Thomas Dee
Thomas Dee
Assistant Secretary of the Trust